Equity (Schedule of Accumulated other comprehensive income (loss)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as of beginning of period	$ (3,647)	$ 1,908
Other comprehensive income before reclassifications	(7,136)	(405)
Amounts reclassified from accumulated other comprehensive income	1,108	46
Other comprehensive income (loss), net of tax	(6,028)	(359)
Balance as of end of period	(9,675)	1,549
Net unrealized gain (loss) on cash flow hedges [Member]
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as of beginning of period	(1,243)	153
Other comprehensive income before reclassifications	(728)	(7)
Amounts reclassified from accumulated other comprehensive income	1,108	(121)
Other comprehensive income (loss), net of tax	380	(128)
Balance as of end of period	(863)	25
Foreign currency translation adjustment [Member]
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as of beginning of period	(2,404)	1,922
Other comprehensive income before reclassifications	(6,408)	(398)
Amounts reclassified from accumulated other comprehensive income
Other comprehensive income (loss), net of tax	(6,408)	(398)
Balance as of end of period	(8,812)	1,524
Other [Member]
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as of beginning of period		(167)
Other comprehensive income before reclassifications
Amounts reclassified from accumulated other comprehensive income		167
Other comprehensive income (loss), net of tax		167
Balance as of end of period